NOTE 10 - COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2012
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum lease payments for these leases are as follows:
Year	Amount
2012	$129,896
2013	202,998
2014	128,391
2015	22,041
2016	9,370
$492,696